RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of significant related party transactions

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Shanghai Yiyun Information Service Co., Ltd	Jianbiao Dai served as a supervisor and hold 60% of the shares
Shanghai Chuangbo Enterprise Development Co., Ltd	A director of the Company serving as a corporate supervisory role
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares
Shanghai Longruan Business Consulting Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares directly or indirectly
Lang Wide Investment Inc.	A shareholder of the Company

Purchases from related parties for the years ended September 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Shanghai Youfu Network Co., Ltd	$—	$—	$137,645
Total	$—	$—	$137,645

Borrowing from related parties for the years ended September 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Shanghai Longruan Business Consulting Co., Ltd.	$—	$72,307	$—
Lang Wide Investment Inc.	25,000	—	—
Jianbiao Dai	17,147	766	—
Total	$42,147	$73,073	$—

	2024	2023
Due to related parties
Shanghai Chuangbo Enterprise Development Co., Ltd	$—	$274
Shanghai Longruan Electronics Group Co., Ltd	71,249	68,531
Jianbiao Dai	18,564	1,373
Shanghai Youfu Network Co., Ltd	114,138	109,923
Lang Wide Investment Inc.	25,000	—
Total	$228,951	$180,101